FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Jun. 28, 2017
Fair Value Disclosures [Abstract]
Assets Measured At Fair Value On Non-Recurring Basis
The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 28, 2017 and June 29, 2016 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 28, 2017	$—	$—	$201	$201
At June 29, 2016	$—	$—	$208	$208
Liquor licenses:
At June 28, 2017	$—	$1,185	$—	$1,185
At June 29, 2016	$—	$857	$—	$857
Other long-lived assets:
At June 28, 2017	$—	$—	$—	$—
At June 29, 2016	$—	$750	$107	$857

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

	June 28, 2017		June 29, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
2.60% Notes	$249,495	$250,480	$248,918	$252,445
3.88% Notes	$297,912	$286,077	$297,556	$302,655
5.00% Notes	$344,405	$347,956	$—	$—